UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Loomis Sayles Small Cap Value Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Stocks completed a sub-par year in 2015, following three previous years of double-digit gains. A lower-than-expected oil price trajectory, continued slowdown in China, stronger U.S. dollar and uncertainty over Federal Reserve policy came together to impair results. Economic data has been on the soft side, and company fundamentals have become more mixed. While many companies are continuing to grow earnings at a double-digit pace, others struggle to generate top and bottom line growth. As a result, the equity market has been very selective with narrow leadership. Stocks reached their highs for the year in the late spring and never managed to broadly exceed those levels. While recovery from the summer correction was quick, late-year performance was disappointing as commodity sectors came under renewed pressure, including the debt issues of energy producers. Concerns over slower global growth, coupled with a general environment of derisking, led to notable underperformance of small cap stocks versus their large cap counterparts; the Russell 2000® Small Cap Index declined -4.41% while the S& P 500® Index returned 1.38%. Small cap growth stocks materially outperformed small cap value. Growth sectors were also favored with strong performance from traditional growth sectors such as healthcare and technology, while traditional value sectors such as industrials, materials and energy underperformed. Returns for the calendar year were -7.74% for the Russell 2000® Value Index, and -1.38% for the Russell 2000® Growth Index.
For the annual period ended December 31, 2015, the Loomis Sayles Small Cap Value Fund (Initial Class shares) returned -3.46%, outperforming both the -7.74% total return of the Russell 2000 Value and the -4.41% return of the Russell 2000 Index during 2015. Favorable stock selection drove outperformance. Stronger fundamental company metrics across the Fund also helped, as companies with weaker fundamentals and deep value strategies generally lagged. Being positioned at the upper end of our target market cap range also helped the Fund, as larger cap stocks notably outperformed the smallest market caps during the second half of the year. Finally, 12 of our portfolio holdings became targets of merger and acquisition activity during the year. Favorable stock selection was broad-based, with particular strength observed in financials, consumer discretionary, industrials and consumer staples.
Top contributors included HCC Insurance Holdings, which was acquired by Tokio Marine Holdings during the year; John Bean Technologies, a leading provider of food processing and airport-related equipment; and Churchill Downs Inc., owner of several racing and gaming operations including the facility that hosts the Kentucky Derby. Detractors to the overall return of the strategy included several holdings in the energy and basic materials sectors, where declining energy and commodity prices proved challenging for companies in these sectors. Notable laggards included Helix Energy, a provider of well intervention and robotics services to the offshore energy industry; SunCoke Energy, supplier of coking coal to domestic steel producers; and Horsehead Holding Corp., a provider of specialty zinc and zinc-based products.
Over the year, we added new stocks with attractive investment potential and eliminated holdings where valuations had exceeded our target levels or where fundamental trends strayed from our investment thesis. New positions were initiated in VeriFone Systems, a provider of hardware and systems for point-of-sale electronic payments; RPC Inc., a nearly debt-free provider of oil field services and equipment; PharMerica Corp., a provider of institutional pharmacy services to healthcare provider institutions and specialty infusion services to patients outside a hospital setting; and Houghton Mifflin

Harcourt, a provider of print and digital textbook curriculum and services. Eliminations included materials suppliers Horsehead Holding Corp. and Tronox Ltd.; freight and transit railcar equipment supplier Wabtec Corp.; and household furniture retailer Lay-Z-Boy Inc. We also eliminated several holdings that became targets of acquisition activity over the course of the year. These included HCC Insurance Holdings, City National Corp., and UIL Holdings.
Stocks seem headed for their worst start to a year since the financial crisis. As was true during the summer, slowing growth in China, the price of oil and concerns over a global slowdown are the proximate causes. The geopolitical environment remains highly volatile, with North Korea, Saudi Arabia and Iran causing tensions to rise. However, particularly in view of the sharp selloff, valuations are not extended, and we believe many sectors are becoming more attractive. Given that backdrop, we continue to seek small cap companies where the stock price and valuation do not accurately reflect our assessment of the underlying value of the corporate enterprise. Our investments tend to be misunderstood, overlooked, or in the midst of a “special situation” that has created an investment opportunity. We look for trustworthy and capable management teams with interests aligned with shareholders and fundamentally sound business models with sustainable, understandable advantages that lead to growth in value over time. We prefer companies with strong finances, appropriate financial leverage and cash generating ability. Central to our process is identifying unique company-specific catalysts on the horizon that sustain or enhance a company’s fundamental outlook.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	N/A	N/A	-6.24%
Initial Class	-3.46%	9.17%	7.27%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Financial	29.57%
Industrial	17.00
Consumer, Non-cyclical	15.86
Consumer, Cyclical	13.42
Communications	6.48
Technology	6.04
Energy	2.40
Utilities	2.10
Basic Materials	1.38
Short Term Investments	5.75
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 930.30	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.74
Initial Class
Actual	$1,000.00	$ 928.70	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65
*	Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class and 1.11% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.43%
20,922	Cabot Corp	$ 855,291
82,414	Ferroglobe PLC	885,951
27,264	Minerals Technologies Inc	1,250,327
		2,991,569
Communications — 6.71%
50,202	ARRIS Group Inc(a)(b)	1,534,675
78,426	Calix Inc(a)	617,212
69,280	DigitalGlobe Inc(a)	1,084,925
87,545	EW Scripps Co Class A	1,663,355
31,651	Houghton Mifflin Harcourt Co(a)	689,359
30,827	John Wiley & Sons Inc Class A	1,388,140
25,647	Liberty Ventures Class A(a)	1,156,936
110,847	New Media Investment Group Inc	2,157,082
64,294	Perficient Inc(a)	1,100,713
33,874	Safeguard Scientifics Inc(a)	491,512
31,998	Time Inc	501,409
77,368	West Corp	1,668,828
		14,054,146
Consumer, Cyclical — 13.91%
47,490	Barnes & Noble Education Inc(a)	472,526
51,553	Barnes & Noble Inc	449,027
57,117	Carmike Cinemas Inc(a)	1,310,264
60,561	Carrols Restaurant Group Inc(a)	710,986
17,421	Churchill Downs Inc	2,464,897
20,973	Core-Mark Holding Co Inc	1,718,528
5,141	Cracker Barrel Old Country Store Inc(b)	652,033
33,956	Del Frisco's Restaurant Group(a)	543,975
58,196	Diamond Resorts International Inc(a)(b)	1,484,580
88,661	Fox Factory Holding Corp(a)	1,465,566
56,337	Fred's Inc Class A	922,237
27,943	Genesco Inc(a)	1,588,001
54,808	H&E Equipment Services Inc	958,044
37,979	Horizon Global Corp(a)	393,842
24,890	HSN Inc	1,261,176
29,544	J Alexander's Holdings Inc(a)	322,621
56,225	Knoll Inc	1,057,030
48,706	Krispy Kreme Doughnuts Inc(a)	733,999
50,015	Libbey Inc	1,066,320
35,484	MarineMax Inc(a)	653,615
26,720	Marriott Vacations Worldwide Corp	1,521,704
61,921	Metaldyne Performance Group Inc	1,135,631
109,802	National CineMedia Inc	1,724,989
38,957	Sally Beauty Holdings Inc(a)	1,086,511
43,015	Six Flags Entertainment Corp	2,363,244
Shares		Fair Value
Consumer, Cyclical — (continued)
23,029	Tenneco Inc(a)	$ 1,057,261
		29,118,607
Consumer, Non-Cyclical — 16.44%
22,074	Avis Budget Group Inc(a)	801,065
62,596	Booz Allen Hamilton Holding Corp	1,931,086
65,670	Boulder Brands Inc(a)	721,057
60,730	Catalent Inc(a)	1,520,072
159,699	Cott Corp	1,755,092
29,508	Cynosure Inc Class A(a)	1,318,122
33,134	Euronet Worldwide Inc(a)	2,399,896
44,412	FTI Consulting Inc(a)	1,539,320
44,191	Halyard Health Inc(a)	1,476,421
10,247	Helen of Troy Ltd(a)	965,780
5,436	J&J Snack Foods Corp	634,218
27,963	Jarden Corp(a)	1,597,246
64,026	KAR Auction Services Inc	2,370,883
17,360	Macquarie Infrastructure Corp	1,260,336
25,247	PharMerica Corp(a)	883,645
42,807	Post Holdings Inc(a)	2,641,192
77,775	RPX Corp(a)	855,525
63,292	SpartanNash Co	1,369,639
32,774	SurModics Inc(a)	664,329
13,728	Teleflex Inc(b)	1,804,546
34,555	Viad Corp	975,488
63,668	VWR Corp(a)	1,802,441
15,615	WellCare Health Plans Inc(a)	1,221,249
21,675	WEX Inc(a)	1,916,070
		34,424,718
Energy — 2.50%
31,049	Bristow Group Inc	804,169
128,310	Helix Energy Solutions Group Inc(a)(b)	674,911
42,164	Natural Gas Services Group Inc(a)	940,257
86,636	Parker Drilling Co(a)	157,678
59,644	QEP Resources Inc	799,230
51,470	RPC Inc(b)	615,066
97,812	SunCoke Energy Inc	339,408
104,324	Synergy Resources Corp(a)(b)	888,840
		5,219,559
Financial — 30.65%
39,164	American Campus Communities Inc REIT	1,619,040
10,868	Atlas Financial Holdings Inc(a)	216,273
96,917	BancorpSouth Inc	2,325,039
45,238	BioMed Realty Trust Inc REIT	1,071,688
40,308	Bryn Mawr Bank Corp	1,157,646
96,547	Cathay General Bancorp	3,024,817
2,561	Credit Acceptance Corp(a)(b)	548,105
89,143	CubeSmart REIT	2,729,559
109,949	CVB Financial Corp	1,860,337
95,773	Employers Holdings Inc	2,614,603
26,670	Federal Agricultural Mortgage Corp Class A	841,972
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
111,716	First Financial Bancorp	$ 2,018,708
52,359	First Financial Bankshares Inc	1,579,671
125,507	FNFV Group(a)	1,409,444
98,149	Hercules Technology Growth Capital Inc(b)	1,196,436
53,826	Hersha Hospitality Trust REIT	1,171,254
42,344	Home BancShares Inc	1,715,779
35,819	Iberiabank Corp	1,972,552
35,361	LegacyTexas Financial Group Inc	884,732
9,363	MarketAxess Holdings Inc	1,044,817
24,430	Mid-America Apartment Communities Inc REIT	2,218,488
31,651	National Retail Properties Inc REIT	1,267,623
24,609	Omega Healthcare Investors Inc REIT	860,823
54,710	PacWest Bancorp	2,358,001
41,514	Pinnacle Financial Partners Inc	2,132,159
67,517	Popular Inc	1,913,432
36,701	ProAssurance Corp	1,781,100
41,471	Prosperity Bancshares Inc	1,984,802
22,163	Reinsurance Group of America Inc	1,896,045
145,291	Retail Opportunity Investments Corp REIT	2,600,709
22,786	Sabra Health Care Inc REIT	460,961
21,536	Signature Bank(a)	3,302,976
18,552	Sovran Self Storage Inc REIT	1,990,815
44,608	Stifel Financial Corp(a)	1,889,595
126,733	Talmer Bancorp Inc Class A	2,295,135
29,700	Texas Capital Bancshares Inc(a)	1,467,774
27,105	Triumph Bancorp Inc(a)	447,232
47,458	Wintrust Financial Corp(b)	2,302,662
		64,172,804
Industrial — 17.62%
42,593	Advanced Energy Industries Inc(a)	1,202,400
14,395	Alamo Group Inc	749,979
36,484	Albany International Corp Class A	1,333,490
26,152	Altra Industrial Motion Corp	655,892
18,919	Argan Inc	612,976
26,271	Armstrong World Industries Inc(a)	1,201,373
12,687	AZZ Inc	705,017
86,219	Babcock & Wilcox Enterprises Inc(a)	1,799,390
28,070	Belden Inc	1,338,378
63,512	BWX Technologies Inc	2,017,776
17,462	EnerSys	976,650
19,496	Genesee & Wyoming Inc Class A(a)	1,046,740
32,663	Haynes International Inc	1,198,405
55,077	John Bean Technologies Corp	2,744,487
9,080	Kirby Corp(a)	477,790
26,401	Littelfuse Inc	2,825,171
22,969	Masonite International Corp(a)	1,406,392
38,949	Methode Electronics Inc	1,239,747
Shares		Fair Value
Industrial — (continued)
52,934	MYR Group Inc(a)	$ 1,090,970
22,925	Old Dominion Freight Line Inc(a)	1,354,180
12,943	Patrick Industries Inc(a)	563,020
66,569	Raven Industries Inc	1,038,476
32,550	RBC Bearings Inc(a)	2,102,404
32,344	Rogers Corp(a)	1,667,980
65,549	Summit Materials Inc Class A(a)	1,313,602
50,772	TriMas Corp(a)	946,898
64,116	Vishay Intertechnology Inc	772,598
25,068	Waste Connections Inc	1,411,830
15,718	Zebra Technologies Corp Class A(a)	1,094,759
		36,888,770
Technology — 6.26%
67,372	Convergys Corp	1,676,889
42,055	CSG Systems International Inc	1,513,139
60,019	Digi International Inc(a)	683,016
48,303	Diodes Inc(a)	1,110,003
20,394	DST Systems Inc	2,326,140
34,075	Semtech Corp(a)	644,699
39,387	Synchronoss Technologies Inc(a)	1,387,604
76,270	Teradyne Inc	1,576,501
30,228	VeriFone Systems Inc(a)	846,988
32,946	Verint Systems Inc(a)	1,336,290
		13,101,269
Utilities — 2.18%
44,490	ALLETE Inc	2,261,427
42,493	NorthWestern Corp	2,305,245
		4,566,672
TOTAL COMMON STOCK — 97.70% (Cost $159,927,550)		$204,538,114
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.58%
$5,410,000	Federal Home Loan Bank 0.03%, 01/04/2016	$ 5,409,986
Repurchase Agreements — 3.38%
1,678,529	Undivided interest of 2.05% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $1,678,529 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(c)	1,678,529
1,678,529	Undivided interest of 2.05% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $1,678,529 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(c)	1,678,529
1,678,529	Undivided interest of 5.41% in a repurchase agreement (principal amount/value $31,040,248 with a maturity value of $31,041,317) with Merrill Lynch, Pierce, Fenner & Smith, 0.31%, dated 12/31/15 to be repurchased at $1,678,529 on 1/4/16 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 11/15/42 - 2/20/45, with a value of $31,661,053.(c)	1,678,529
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,678,528	Undivided interest of 8.64% in a repurchase agreement (principal amount/value $19,440,612 with a maturity value of $19,441,282) with BNP Paribas Securities Corp, 0.31%, dated 12/31/15 to be repurchased at $1,678,528 on 1/4/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 4.50%, 6/9/16 - 5/20/45, with a value of $19,829,426.(c)
		$ 1,678,528
353,304	Undivided interest of 9.22% in a repurchase agreement (principal amount/value $3,831,340 with a maturity value of $3,831,451) with RBC Capital Markets Corp, 0.26%, dated 12/31/15 to be repurchased at $353,304 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 5/15/16 - 9/9/49, with a value of $3,907,967.(c)	353,304
		7,067,419
SHORT TERM INVESTMENTS — 5.96% (Cost $12,477,405)		$ 12,477,405
TOTAL INVESTMENTS — 103.66% (Cost $172,404,955)		$217,015,519
OTHER ASSETS & LIABILITIES, NET — (3.66)%		$ (7,658,720)
TOTAL NET ASSETS — 100.00%		$209,356,799
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2015.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Loomis Sayles Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $6,864,945 of securities on loan)(a)	$209,948,100
Repurchase agreements, fair value(b)	7,067,419
Cash	235,561
Subscriptions receivable	118,842
Receivable for investments sold	244,171
Dividends receivable	245,270
Total Assets	217,859,363
LIABILITIES:
Payable to investment adviser	157,756
Payable for administrative services fees	27,568
Payable upon return of securities loaned	7,067,419
Redemptions payable	943,372
Payable for investments purchased	306,449
Total Liabilities	8,502,564
NET ASSETS	$209,356,799
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,847,091
Paid-in capital in excess of par	160,358,385
Net unrealized appreciation	44,610,564
Undistributed net investment income	40,372
Accumulated net realized gain	2,500,387
NET ASSETS	$209,356,799
NET ASSETS BY CLASS
Initial Class	$91,533,491
Institutional Class	$117,823,308
CAPITAL STOCK:
Authorized
Initial Class	50,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	4,110,238
Institutional Class	14,360,674
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$22.27
Institutional Class	$8.20
(a) Cost of investments	$165,337,536
(b) Cost of repurchase agreements	$7,067,419
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Loomis Sayles Small Cap Value Fund
INVESTMENT INCOME:
Interest	$725
Income from securities lending	32,840
Dividends	3,830,280
Foreign withholding tax	(5,642)
Total Income	3,858,203
EXPENSES:
Management fees	1,746,175
Administrative services fees – Initial Class	234,736
Fund administration fees	84,975
Audit fees	26,988
Custodian fees	51,931
Other	67,780
Total Expenses	2,212,585
Less amount reimbursed by investment advisor	292
Net Expenses	2,212,293
NET INVESTMENT INCOME	1,645,910
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	18,976,903
Net change in unrealized depreciation on investments	(27,820,678)
Net Realized and Unrealized Loss	(8,843,775)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,197,865)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Loomis Sayles Small Cap Value Fund	2015	2014
OPERATIONS:
Net investment income	$1,645,910	$1,203,077
Net realized gain	18,976,903	35,928,042
Net change in unrealized depreciation	(27,820,678)	(25,788,901)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,197,865)	11,342,218
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(238,520)	(2,242,433)
Institutional Class	(1,199,683)	N/A
From net investment income	(1,438,203)	(2,242,433)
From net realized gains
Initial Class	(5,216,161)	(35,312,673)
Institutional Class	(14,186,953)	N/A
From net realized gains	(19,403,114)	(35,312,673)
Total Distributions	(20,841,317)	(37,555,106)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	34,861,846	67,097,276
Institutional Class	150,922,756	N/A
Shares issued in reinvestment of distributions
Initial Class	5,454,681	37,555,106
Institutional Class	15,386,636	N/A
Shares redeemed
Initial Class	(181,449,189)	(122,665,461)
Institutional Class	(25,365,592)	N/A
Net Decrease in Net Assets Resulting from Capital Share Transactions	(188,862)	(18,013,079)
Total Decrease in Net Assets	(28,228,044)	(44,225,967)
NET ASSETS:
Beginning of year	237,584,843	281,810,810
End of year(a)	$209,356,799	$237,584,843
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	1,411,636	2,460,403
Institutional Class	15,226,177	N/A
Shares issued in reinvestment of distributions
Initial Class	239,371	1,499,432
Institutional Class	1,814,413	N/A
Shares redeemed
Initial Class	(7,248,445)	(4,475,598)
Institutional Class	(2,679,916)	N/A
Net Increase (Decrease)	8,763,236	(515,763)
(a) Including undistributed net investment income:	$40,372	$0
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$24.47	0.15 (c)	(0.98)	(0.83)	-	(0.06)	(1.31)	(1.37)	$22.27	(3.46%)
12/31/2014	$27.57	0.13 (c)	1.26	1.39	-	(0.27)	(4.22)	(4.49)	$24.47	4.86%
12/31/2013	$22.45	0.11 (c)	7.68	7.79	-	(0.17)	(2.50)	(2.67)	$27.57	34.87%
12/31/2012	$19.99	0.20 (c)	2.97	3.17	-	(0.18)	(0.53)	(0.71)	$22.45	15.92%
12/31/2011	$20.44	0.04	(0.45)	(0.41)	-	(0.04)	-	(0.04)	$19.99	(2.03%)
Institutional Class
12/31/2015 (d)	$10.00	0.06 (c)	(0.67)	(0.61)	-	(0.09)	(1.10)	(1.19)	$ 8.20	(6.24%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2015	$ 91,533	1.11%	1.11%	N/A	0.59%	25%
12/31/2014	$237,585	1.09%	1.09%	N/A	0.48%	24%
12/31/2013	$281,811	1.09%	1.08%	0.39%	0.40%	27%
12/31/2012	$222,879	1.08%	1.08%	0.90%	0.91%	27%
12/31/2011	$193,081	1.11%	1.10%	0.29%	0.30%	48%
Institutional Class
12/31/2015 (d)	$117,823	0.74% (g)	0.74% (g)	N/A	0.96% (g)	25%
(a)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2015

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 204,538,114	$ —	$ —	$ 204,538,114
Short Term Investments	—	12,477,405	—	12,477,405
Total Assets	$ 204,538,114	$ 12,477,405	$ 0	$ 217,015,519
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2015

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$1,438,203	$2,242,433
Long-term capital gain	19,403,114	35,312,673
	$20,841,317	$37,555,106
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$(167,335)	$167,335
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$165,055
Undistributed long-term capital gains	2,276,111
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	44,710,157
Tax composition of capital	$47,151,323

Annual Report - December 31, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$172,305,362
Gross unrealized appreciation on investments	57,104,767
Gross unrealized depreciation on investments	(12,394,610)
Net unrealized appreciation on investments	$44,710,157
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative service fees, of 0.95% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser was required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund of 1.30% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.

Annual Report - December 31, 2015

3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $55,495,418 and $76,655,900, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $0, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $6,864,945 and received collateral as reported on the Statement of Assets and Liabilities of $7,067,419 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Loomis Sayles Small Cap Value Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Loomis Sayles Small Cap Value Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016